COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period ending December 31, 2012
2013	$ 126
2014	120
2015	120
2016	90
Operating Leases, Future Minimum Payments Due	456
Facilities [Member]
Period ending December 31, 2012
2013	119
2014	120
2015	120
2016	90
Operating Leases, Future Minimum Payments Due	449
Vehicles [Member]
Period ending December 31, 2012
2013	7
2014	0
2015	0
2016	0
Operating Leases, Future Minimum Payments Due	$ 7